Content Assets, Net (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Content Assets, Net (Details) [Line Items]
Intangible asset useful life current		12 months
Amortization expenses	$ 1,351,300	$ 2,590,900
Impairment	$ 3,000	$ 3,000
Minimum [Member]
Content Assets, Net (Details) [Line Items]
Intangible asset useful life non-current		18 months
Maximum [Member]
Content Assets, Net (Details) [Line Items]
Intangible asset useful life non-current		36 months